Summary of Significant Accounting Policies - Summary of Earnings Per Share Basic and Diluted (Detail) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Schedule Of Earnings Per Share Basic And Diluted [Line Items]
Net Income (loss)	$ (2,061,897)	$ 148,092	$ 172,315	$ 4,626,782
Less: Remeasurement of Class A redeemable shares to redemption value	(258,558)	(889,342)	(2,672,507)	(6,695,220)
Net loss including remeasurement of temporary equity to redemption value	$ (2,320,455)	$ (741,250)	$ (2,500,192)	$ (2,068,438)
Redeemable Class A [Member]
Schedule Of Earnings Per Share Basic And Diluted [Line Items]
Total number of shares	1,372,687	4,772,187	1,372,687	4,772,187
Net Income (loss)	$ (520,770)	$ (371,733)	$ (1,010,596)	$ (1,293,986)
Deemed dividend for remeasurement of temporary equity to redemption value	258,558	889,342	2,672,507	6,695,220
Total net income (loss) allocated by class	$ (262,212)	$ 517,609	$ 1,661,911	$ 5,401,234
Weighted average shares outstanding	1,372,687	4,772,187	3,527,561	12,826,933
Weighted average shares outstanding	1,372,687	4,772,187	3,527,561	12,826,933
Basic net income (loss) per share	$ (0.19)	$ 0.11	$ 0.47	$ 0.42
diluted net income (loss) per share	$ (0.19)	$ 0.11	$ 0.47	$ 0.42
Class A Non Redeemable [Member]
Schedule Of Earnings Per Share Basic And Diluted [Line Items]
Total number of shares	4,743,749	4,743,749	4,743,749	4,743,749
Net Income (loss)	$ (1,799,685)	$ (369,517)	$ (1,489,596)	$ (617,240)
Deemed dividend for remeasurement of temporary equity to redemption value	0	0	0	0
Total net income (loss) allocated by class	$ (1,799,685)	$ (369,517)	$ (1,489,596)	$ (617,240)
Weighted average shares outstanding	4,743,749	4,743,749	4,743,749	2,222,414
Weighted average shares outstanding	4,743,749	4,743,749	4,743,749	2,222,414
Basic net income (loss) per share	$ (0.38)	$ (0.08)	$ (0.31)	$ (0.28)
diluted net income (loss) per share	$ (0.38)	$ (0.08)	$ (0.31)	$ (0.28)
Class B Non Redeemable [Member]
Schedule Of Earnings Per Share Basic And Diluted [Line Items]
Total number of shares	1	1	1	1
Net Income (loss)	$ 0	$ 0	$ 0	$ (157,212)
Deemed dividend for remeasurement of temporary equity to redemption value	0	0	0	0
Total net income (loss) allocated by class	$ 0	$ 0	$ 0	$ (157,212)
Weighted average shares outstanding	1	1	1	2,521,336
Weighted average shares outstanding	1	1	1	2,521,336
Basic net income (loss) per share	$ (0.38)	$ (0.08)	$ (0.31)	$ (0.06)
diluted net income (loss) per share	$ (0.38)	$ (0.08)	$ (0.31)	$ (0.06)